CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 1,580	$ 51	$ 5,069
COST OF REVENUES	2,635	1,343	4,867
GROSS (LOSS) PROFIT	(1,055)	(1,292)	202
OPERATING EXPENSES:
Selling expenses	0	257	55
General and administrative expenses	2,391	1,959	4,115
Allowance for guarantee	157	0	0
Impairment loss of property, plant and equipment	385	0	0
Impairment loss of goodwill	10,330	5,618	0
Total operating expenses	13,263	7,834	4,170
OPERATING LOSS FROM CONTINUING OPERATIONS	(14,318)	(9,126)	(3,968)
OTHER INCOME (EXPENSES):
Interest income	0	134	121
Interest expense	(198)	(13)	(15)
Other income (expense), net	(3)	2	0
Gain from disposal of a subsidiary	263	0	0
Loss on change in fair value of convertible notes	0	0	(1,500)
Gain (Loss) on change in fair value of warrant derivative liability	394	(150)	0
Total other income (expenses), net	456	(27)	(1,394)
LOSS BEFORE PROVISION FOR INCOME TAXES FROM CONTINUING OPERATIONS	(13,862)	(9,153)	(5,362)
INCOME TAX BENEFIT	311	350	315
NET LOSS FROM CONTINUING OPERATIONS	(13,551)	(8,803)	(5,047)
LOSS FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	(7,513)	(2,411)	0
NET LOSS	(21,064)	(11,214)	(5,047)
Net loss attributable to noncontrolling interests – continuing operations	5,377	0	0
Net loss attributable to noncontrolling interests – discontinued operations	3,315	0	0
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.	(12,372)	(11,214)	(5,047)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(100)	369	(2,431)
Realization of foreign currency translation loss relating to disposal of a subsidiary	7,422	0	0
COMPREHENSIVE LOSS	$ (5,050)	$ (10,845)	$ (7,478)
LOSS FROM CONTINUING OPERATIONS PER SHARE
Basic	$ (0.23)	$ (0.78)	$ (0.68)
Diluted	(0.23)	(0.78)	(0.68)
LOSS FROM DISCONTINUED OPERATIONS PER SHARE
Basic	(0.12)	(0.21)	0
Diluted	(0.12)	(0.21)	0
LOSS PER SHARE:
Basic	(0.35)	(0.99)	(0.68)
Diluted	$ (0.35)	$ (0.99)	$ (0.68)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	35,080,704	11,341,629	7,422,208
Diluted	35,080,704	11,341,629	7,422,208